Explanatory Note

The definitive form of Bishop Street Funds Prospectus and Statement of Additional Information was filed on April 30, 2013 pursuant to paragraph (c) of Rule 497 of the Securities Act of 1933, as amended. The purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(c).